Fair value - Financial liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Fair value
Financial liabilities	€ 17,364	€ 15,931
Contingent considerations - earn out | Financial liabilities measured at fair value through profit and loss | Level 3
Fair value
Financial liabilities	9,736	7,879
Trade and other payables | Financial liabilities measured at amortized cost
Fair value
Financial liabilities	€ 7,628	€ 8,052